Offerings - Offering: 1	Nov. 23, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.0001 per share, underlying Convertible Notes
Amount Registered | shares	114,503,817
Proposed Maximum Offering Price per Unit	0.2587
Maximum Aggregate Offering Price	$ 29,622,137.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,090.80
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

The Amount Registered is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) promulgated under the Securities Act. Represents up to 114,503,817 Class A Ordinary Shares issuable upon the conversion of the Convertible Notes, of which prices are computed upon the basis of fluctuating market prices pursuant to the Securities Purchase Agreement between the Company and the Selling Shareholder dated December 18, 2025.

The Proposed Maximum Offering Price Per Unit is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) promulgated under the Securities Act. The proposed maximum offering price per security and proposed maximum aggregate offering price are based upon the average of the high ($0.2929) and low ($0.2245) prices of the ordinary shares as reported on the Nasdaq Capital Market on December 29, 2025.